Investment Strategy	Feb. 25, 2026
JNL/Mellon U.S. Stock Market Index Fund
Prospectus [Line Items]
Strategy Narrative [Text Block]	Although the Fund is diversified, the Fund may, at times, be invested in a non-diversified manner to the extent the Index is also invested in a non-diversified manner.
JNL/Mellon World Index Fund
Prospectus [Line Items]
Strategy Narrative [Text Block]	Although the Fund is diversified, the Fund may, at times, be invested in a non-diversified manner to the extent the Index is also invested in a non-diversified manner.
JNL/Mellon Industrials Sector Fund
Prospectus [Line Items]
Strategy Narrative [Text Block]	Although the Fund is diversified, the Fund may, at times, be invested in a non-diversified manner to the extent the Index is also invested in a non-diversified manner.
JNL Bond Index Fund
Prospectus [Line Items]
Strategy Narrative [Text Block]	Although the Fund is diversified, the Fund may, at times, be invested in a non-diversified manner to the extent the Index is also invested in a non-diversified manner.
JNL Emerging Markets Index Fund
Prospectus [Line Items]
Strategy Narrative [Text Block]	Although the Fund is diversified, the Fund may, at times, be invested in a non-diversified manner to the extent the Index is also invested in a non-diversified manner.
JNL International Index Fund
Prospectus [Line Items]
Strategy Narrative [Text Block]	Although the Fund is diversified, the Fund may, at times, be invested in a non-diversified manner to the extent the Index is also invested in a non-diversified manner.
JNL Mid Cap Index Fund
Prospectus [Line Items]
Strategy Narrative [Text Block]	Although the Fund is diversified, the Fund may, at times, be invested in a non-diversified manner to the extent the Index is also invested in a non-diversified manner.
JNL Small Cap Index Fund
Prospectus [Line Items]
Strategy Narrative [Text Block]	Although the Fund is diversified, the Fund may, at times, be invested in a non-diversified manner to the extent the Index is also invested in a non-diversified manner.
JNL/Mellon Dow Index Fund
Prospectus [Line Items]
Strategy Narrative [Text Block]	The Fund is classified as a “non-diversified” fund, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), which means that it may invest more of its assets in fewer issuers than “diversified” mutual funds. From time to time, the Index may become diversified. During those times, the Fund will continue to track the performance of the Index, but the Fund will retain its non-diversified status even if its holdings become diversified.
JNL/Mellon Nasdaq 100 Index Fund
Prospectus [Line Items]
Strategy Narrative [Text Block]	The Fund is classified as a “non-diversified” fund, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), which means that it may invest more of its assets in fewer issuers than “diversified” mutual funds. From time to time, the Index may become diversified. During those times, the Fund will continue to track the performance of the Index, but the Fund will retain its non-diversified status even if its holdings become diversified.
JNL/Mellon Consumer Discretionary Sector Fund
Prospectus [Line Items]
Strategy Narrative [Text Block]	The Fund is classified as a “non-diversified” fund, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), which means that it may invest more of its assets in fewer issuers than “diversified” mutual funds. From time to time, the Index may become diversified. During those times, the Fund will continue to track the performance of the Index, but the Fund will retain its non-diversified status even if its holdings become diversified.
JNL/Mellon Consumers Staples Sector Fund
Prospectus [Line Items]
Strategy Narrative [Text Block]	The Fund is classified as a “non-diversified” fund, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), which means that it may invest more of its assets in fewer issuers than “diversified” mutual funds. From time to time, the Index may become diversified. During those times, the Fund will continue to track the performance of the Index, but the Fund will retain its non-diversified status even if its holdings become diversified.
JNL/Mellon Energy Sector Fund
Prospectus [Line Items]
Strategy Narrative [Text Block]	The Fund is classified as a “non-diversified” fund, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), which means that it may invest more of its assets in fewer issuers than “diversified” mutual funds. From time to time, the Index may become diversified. During those times, the Fund will continue to track the performance of the Index, but the Fund will retain its non-diversified status even if its holdings become diversified.
JNL/Mellon Financial Sector Fund
Prospectus [Line Items]
Strategy Narrative [Text Block]	The Fund is classified as a “non-diversified” fund, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), which means that it may invest more of its assets in fewer issuers than “diversified” mutual funds. From time to time, the Index may become diversified. During those times, the Fund will continue to track the performance of the Index, but the Fund will retain its non-diversified status even if its holdings become diversified.
JNL/Mellon Information Technology Sector Fund
Prospectus [Line Items]
Strategy Narrative [Text Block]	The Fund is classified as a “non-diversified” fund, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), which means that it may invest more of its assets in fewer issuers than “diversified” mutual funds. From time to time, the Index may become diversified. During those times, the Fund will continue to track the performance of the Index, but the Fund will retain its non-diversified status even if its holdings become diversified.
JNL/Mellon Materials Sector Fund
Prospectus [Line Items]
Strategy Narrative [Text Block]	The Fund is classified as a “non-diversified” fund, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), which means that it may invest more of its assets in fewer issuers than “diversified” mutual funds. From time to time, the Index may become diversified. During those times, the Fund will continue to track the performance of the Index, but the Fund will retain its non-diversified status even if its holdings become diversified.
JNL/MELLON UTILITIES SECTOR FUND
Prospectus [Line Items]
Strategy Narrative [Text Block]	The Fund is classified as a “non-diversified” fund, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), which means that it may invest more of its assets in fewer issuers than “diversified” mutual funds. From time to time, the Index may become diversified. During those times, the Fund will continue to track the performance of the Index, but the Fund will retain its non-diversified status even if its holdings become diversified.